Commitment and Contingencies (Tables)	3 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum lease commitments subsequent to March 31, 2021 are as follows (in thousands):

2021	$1,146
2022	1,559
2023	1,598
2024	1,638
2025	1,114

Total	$7,055